SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
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                  Polaris Retirement Protector Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
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                  Polaris Retirement Protector Variable Annuity

The prospectus is amended as below for contracts issued on or after August 27, 2018:

If your contract is issued on or after August 27, 2018 and if you elect the optional Polaris Income Plus living benefit, the required allocation to Secure Value Account is 10%. All references in the prospectus to 20% required allocation to the Secure Value Account are hereby changed to 10%.


The following replaces the paragraph under "Secure Value Account" in the FIXED ACCOUNTS section on page 22 of the prospectus:

If you elect Polaris Income Plus, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of this living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. Please see "Are there investment requirements if I elect Polaris Income Plus?" under OPTIONAL LIVING BENEFIT.


The following replaces the paragraph under "Investment Requirements" in the Living Benefit Defined Terms section on page 31 of the prospectus:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account").
The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "Are there investment requirements if I elect Polaris Income Plus?" below.


The following replaces the table under "Investment Requirements for the Polaris Income Plus Income Option with Dynamic Allocation" in the POLARIS INCOME PLUS section on page 32 of the prospectus:

If you elect Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with the following:


10% Secure Value Account

                            Up to 90% in one or more of the following
                            Variable Portfolios, except as otherwise noted:

			    Goldman Sachs VIT Government Money Market Fund SA American Funds VCP Managed Asset Allocation* SA BlackRock VCP Global Multi Asset Allocation* SA DFA Ultra Short Bond
			    SA Federated Corporate Bond
			    SA Fixed Income Index
			    SA Fixed Income Intermediate Index
			    SA Goldman Sachs Global Bond
			    SA Invesco VCP Equity-Income*
			    SA JPMorgan MFS Core Bond
			    SA PIMCO VCP Tactical Balanced*
			    SA Schroders VCP Global Allocation*
                            SA T. Rowe Price VCP Balanced*
                            SA VCP Dynamic Allocation
                            SA VCP Dynamic Strategy
                            SA Wellington Government and Quality Bond
			    SA Wellington Real Return

*You may invest up to a maximum of 50% in each of these variable portfolios.


Dated: August 27, 2018

          Please keep this supplement with your prospectus